Fair Value Measurements and Credit Concentration (Nonrecurring Fair Value Measurements) (Detail) - Nonrecurring [Member] - USD ($) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Kerr Dam Project
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Loss	[1]			$ 18
Kerr Dam Project | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Loss	[2],[3]		$ 18
Corette Plant Emission Allowances[Member] | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Loss	[3]					$ 65
Carrying Amount | Kerr Dam Project
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[4]			47
Carrying Amount | Kerr Dam Project | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[2],[4]	$ 47	47
Carrying Amount | Corette Plant Emission Allowances[Member] | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Nonrecurring measurement asset value	[4]					$ 65
Level 3 | Kerr Dam Project
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair value of net asset and (liability)		29	29
Nonrecurring measurement asset value				$ 29
Level 3 | Kerr Dam Project | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair value of net asset and (liability)		29	29
Nonrecurring measurement asset value	[2]	$ 29	$ 29
Discounted Cash Flow | Level 3 | Kerr Dam Project | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value					38.00%
Discounted Cash Flow | Level 3 | Corette Plant Emission Allowances[Member] | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value						100.00%
Discounted Cash Flow | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value	[5]	38.00%
Discounted Cash Flow | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value	[5]	38.00%
Discounted Cash Flow | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value	[5]	38.00%
Discounted Cash Flow | Weighted Average | Level 3 | Kerr Dam Project | PPL Energy Supply LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Proprietary model used to calculate plant value					38.00%

[1]	The loss on the Kerr Dam Project is included in "Other operation and maintenance" on the Statement of Income.
[2]	The Kerr Dam Project was included in the sale of the Montana Hydroelectric facilities and the assets were removed from the Balance Sheet. See Note 4 for additional information.
[3]	The loss on the Kerr Dam Project was recorded in "Income (Loss) from Discontinued Operations (net of income taxes)" on the Statement of Income. The loss on the Corette plant and emission allowances was recorded in "Other operation and maintenance" on the Statement of Income.
[4]	Represents carrying value before fair value measurement.
[5]	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.